Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	8.00% Fixed-to-Floating Rate Subordinated Notes due 2036
Amount Registered | shares	20,500,000
Maximum Aggregate Offering Price	$ 20,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,783.50
Rule 457(f)	true
Amount of Securities Received | shares	20,500,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 20,500,000.00
Fee Note MAOP	$ 20,500,000.00
Offering Note	The proposed maximum aggregate offering price represents the aggregate principal amount of First Internet Bancorp's 8.00% Fixed-to-Floating Rate Subordinated Notes due 2036 to be offered in the exchange offer to which the registration statement relates. The amount of the registration fee was calculated in accordance with Rule 457(f) of the Securities Act of 1933, as amended (the "Securities Act").